BEACON POINTE MULTI-ALTERNATIVE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	PORTFOLIO INSTRUMENTS – 99.9%
	PRIVATE EQUITY – 31.3%
1,854,197	AMG Pantheon Fund, LLC, Class 3(a),(b),(c),(d)	$ 54,031,297
-	Carlyle AlpInvest Private Markets Fund(a),(b),(c),(d),(e)	45,000,000

6,965,904	Cascade Private Capital Class I	154,294,775
9,083,243	Partners Group Private Equity Fund, LLC – Class I(a),(b),(c),(d),(e)	19,732,437
-	Pathway Select Fund LP, Series A(b),(c),(d),(e)	33,957,367
-	Pathway Select Fund LP, Series 2025 (a),(b),(c),(d),(e)	23,151,003
-	Pathway Select Fund, LP – 2026(a),(b),(c),(d),(e)	26,878,776
542,082	Stepstone Private Venture and Growth Fund(b),(c)	37,517,508
		374,563,163
	PRIVATE CREDIT – 32.3%
6,501,687	AMG Pantheon Credit Solutions Fund Class S	68,722,829
-	Antares Loan Funding I Ltd.(b),(c),(d),(e)	20,953,000
980,048	Apollo Asset Back Credit Company, LLC(b),(c)	24,758,367
-	Ares Private Credit Fund C-1 Holdco, LLC - Series (b),(c),(d),(e)	7,890,723
2,137,486	Blue Owl Alternative Credit Fund, Class I(a)	21,332,105
5,144,892	Cliffwater Corporate Lending Fund	53,867,015
3,572,375	Cliffwater Enhanced Lending Fund, Class I	39,081,781
-	South Cove Funding LLC(b),(c),(d),(e)	10,236,722
-	Kohlberg Credit CLO 2025-1, LLC(b),(c),(d),(e)	20,225,045
-	Metropolitan Levered Partners Fund 2025 LP(b),(c),(d),(e)	5,316,438
-	NXT Capital Structured Note I(b),(c),(d),(e)	14,007,170
5,179,223	Oaktree Asset-Backed Income Fund, Class I(a)	53,345,999
-	TPG AG Credit Solutions Fund III, LP(b),(c),(d),(e)	14,213,376
-	Varagon Structured Notes Issuer I, LLC(b),(c),(d),(e)	9,844,581
916,585	Variant Alternative Income Fund, Class I	23,638,732
		387,433,883
	PRIVATE REAL ESTATE – 12.2%
1,402,695	Apollo Diversified Real Estate Fund, Class I	34,562,399
2,481,561	Blackstone Real Estate Income Trust, Inc(b),(c)	36,046,164
3,643,175	Clarion Partners Real Estate Income Fund Class I	41,058,582
-	Kairos Credit Strategies EB Holdings, LLC(b),(c),(d),(e)	4,000,000
1,333,739	KKR Real Estate Select Trust Class I	30,515,951
		146,183,096

	HEDGED EQUITIES AND HEDGE FUNDS- 10.9%
3,703,902	AQR Diversifying Strategies Fund, Class I(a)	53,891,775
1,007,263	BlackRock Systematic Multi-Strategy Fund, Institutional Class	10,495,683

BEACON POINTE MULTI-ALTERNATIVE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	PORTFOLIO INSTRUMENTS – 99.9% (Continued)
	HEDGED EQUITIES AND HEDGE FUNDS- 10.9% (Continued)
15,972	Ironwood Institutional Multi-Strategy Fund LLC(a),(b),(c),(d)	$ 21,869,475
1,958,734	JPMorgan Equity Premium Income Fund, Class I	27,363,516
494,800	JPMorgan Hedged Equity 2 Fund, Class I	10,375,952
335,806	JPMorgan Hedged Equity 3 Fund, Class I	7,196,328
		131,192,729
	REAL ASSETS – 6.6%
3,988,036	AMG Pantheon Infrastructure Class S	44,865,404
1,197,725	Apollo Infrastructure Co.(a),(b),(c)	33,766,629
		78,632,033
	LIQUIDITY POOL – 6.6%
741,471	Aristotle Floating Rate Income Fund, Class I	6,843,780
728,966	BlackRock Floating Rate Income Portfolio, Institutional Class	6,793,965
6,989,814	First American Treasury Obligations Fund, Class X, 3.59%(f)	6,989,814
533,114	iShares 1-3 Year Treasury Bond ETF	43,773,990
413,072	Nuveen Floating Rate Income Fund, Class I	7,307,238
746,075	T Rowe Price Institutional Floating Rate Fund, Class I(a)	6,886,272
		78,595,059
	TOTAL PORTFOLIO INSTRUMENTS (Cost $1,132,215,522)	1,196,599,963

	TOTAL INVESTMENTS – 99.9% (Cost $1,132,215,522)	$ 1,196,599,963
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	1,152,177
	NET ASSETS - 100.0%	$ 1,197,752,140

(a)	Non-income producing security.
(b)	Illiquid investments. The total fair value of these investments as of June 30, 2026, was $443,396,078, representing 37.0% of net assets.
(c)	Restricted investment.
(d)	Investment is valued using net asset value (or its equivalent) as a practical expedient. Total value of all such investments as June 30, 2026, amounted to $311,307,410 which represents approximately 26.0% of the net assets of the Fund.
(e)	Investment does not issue shares.
(f)	Rate disclosed is the seven day effective yield as of June 30, 2026.